Notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Notes payable

	As of	As of
	December 31, 2024	December 31, 2023
Notes payable
Loan 1 (a)	$11,187	$20,210
Loan 2 (b)	—	600,000
Loan 3 (c)	410,409	785,044
Total notes payable	$421,596	$1,405,254